Payden Strategic Income Fund

Schedule of Investments
- January 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (14%
)
228,636 ACRES Commercial Realty Ltd. 2021-FL1
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.314%), 5.62%, 6/15/36 (a)(b) $ 229
210,100 Arbys Funding LLC 2020-1A 144A, 3.24%,
7/30/50 (a) 201
1,000,000 BDS Ltd. 2021-FL7 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.464%), 6.76%,
6/16/36 (a)(b) 978
700,000 Blackrock European CLO VII DAC 7A 144A,
(3 mo. EURIBOR + 1.300%), 4.09%, 10/15/31
EUR (a)(b)(c) 720
600,000 BRSP Ltd. 2021-FL1 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.814%), 7.11%,
8/19/38 (a)(b) 597
759,346 Carlyle Global Market Strategies CLO Ltd.
2012-4A 144A, (3 mo. Term Secured Overnight
Financing Rate + 1.120%), 5.41%, 4/22/32 (a)
(b) 761
360,000 CARS-DB4 LP 2020-1A 144A, 4.95%,
2/15/50 (a) 320
600,000 CIFC European Funding CLO II DAC 2A 144A,
(3 mo. EURIBOR + 0.900%), 3.69%, 4/15/33
EUR (a)(b)(c) 622
604,144 CIFC Funding Ltd. 2018-3A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.362%),
5.65%, 7/18/31 (a)(b) 606
675,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
4.94%, 1/25/52 CAD (a)(c) 457
550,000 CyrusOne Data Centers Issuer I LLC 2024-2A
144A, 4.50%, 5/20/49 (a) 527
1,127,591 Driven Brands Funding LLC 2020-1A 144A,
3.79%, 7/20/50 (a) 1,087
366,508 Dryden CLO Ltd. 2018-55A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.282%),
5.58%, 4/15/31 (a)(b) 367
742,246 Dryden CLO Ltd. 2019-72A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.100%),
5.62%, 5/15/32 (a)(b) 743
400,000 Dryden XXVI Senior Loan Fund 2013-26A
144A, (3 mo. Term Secured Overnight Financing
Rate + 5.802%), 10.10%, 4/15/29 (a)(b) 401
1,050,000 FS RIALTO 2021-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.164%),
6.47%, 5/16/38 (a)(b) 1,030
1,000,000 Galaxy XXII CLO Ltd. 2016-22A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.240%), 5.55%, 4/16/34 (a)(b) 1,002
153,203 JPMorgan Chase Bank N.A.-CACLN 2020-2
144A, 31.36%, 2/25/28 (a) 165
20,341 JPMorgan Chase Bank N.A.-CACLN 2021-3
144A, 2.10%, 2/26/29 (a) 20
1 Juniper Receivables 2021-2 DAC Holding Class
R-1 Notes , 0.00%, 2/15/29 (d) 216
750,000 LCM Ltd. 39A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.340%), 5.64%,
10/15/34 (a)(b) 752
151,868 Man GLG Euro CLO VI DAC 6A 144A, (3
mo. EURIBOR + 0.810%), 3.60%, 10/15/32
EUR (a)(b)(c) 158
250,000 Montmartre Euro CLO DAC 2020-2A 144A,
(3 mo. EURIBOR + 0.960%), 3.75%, 7/15/34
EUR (a)(b)(c) 259
Principal
or Shares Security Description
Value
(000)
450,000 Neuberger Berman Loan Advisers CLO
Ltd. 2020-36A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.800%), 6.09%,
4/20/33 (a)(b) $ 451
1,197,720 Neuberger Berman Loan Advisers CLO
Ltd. 2019-33A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.342%), 5.65%,
10/16/33 (a)(b) 1,199
500,000 Neuberger Berman Loan Advisers Euro CLO
DAC 2021-2A 144A, (3 mo. EURIBOR +
1.030%), 3.82%, 4/15/34 EUR (a)(b)(c) 518
373,212 OneMain Financial Issuance Trust 2022-2A
144A, 4.89%, 10/14/34 (a) 373
700,000 Palmer Square CLO Ltd. 2018-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.530%), 5.84%, 4/16/37 (a)(b) 705
389,500 Planet Fitness Master Issuer LLC 2019-1A 144A,
3.86%, 12/05/49 (a) 362
900,000 Regatta XXII Funding Ltd. 2022-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.250%), 5.54%, 7/20/35 (a)(b) 900
419,750 Rockford Tower CLO Ltd. 2018-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.422%), 5.71%, 10/20/31 (a)(b) 421
46,719 Santander Bank Auto Credit-Linked Notes 2022-
A 144A, 5.28%, 5/15/32 (a) 47
80,608 Santander Bank Auto Credit-Linked Notes 2023-
A 144A, 10.07%, 6/15/33 (a) 82
50 Santander Consumer Auto Receivables Trust
2021-C , 0.00%, 6/15/28 (d) 583
726,457 Santander Drive Auto Receivables Trust 2024-S1
144A, 8.32%, 3/16/29 (a) 728
600,000 Sculptor European CLO V DAC 5A 144A, (3
mo. EURIBOR + 1.750%), 4.52%, 1/14/32
EUR (a)(b)(c) 624
498,125 Store Master Funding I-VII XIV XIX XX XXIV
XXII 2024-1A 144A, 5.70%, 5/20/54 (a) 505
450,000 Symphony CLO XXIV Ltd. 2020-24A 144A, (3
mo. Term Secured Overnight Financing Rate +
2.512%), 6.80%, 1/23/32 (a)(b) 451
850,000 TierPoint Issuer LLC 2023-1A 144A, 6.00%,
6/25/53 (a) 852
300,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
8.87%, 5/15/54 (a) 314
299,703 Voya Euro CLO III DAC 3A 144A, (3 mo.
EURIBOR + 0.920%), 3.71%, 4/15/33 EUR (a)
(b)(c) 311
636,900 Zaxbys Funding LLC 2021-1A 144A, 3.24%,
7/30/51 (a) 583
Total Asset Backed (Cost - $23,391)
22,227
Bank Loans(e) (3%
)
297,743 Bangl LLC Term Loan B 1L, (3 mo. Term Secured
Overnight Financing Rate + 3.500%), 8.81%,
2/01/29  300
249,375 CPPIB OVM Member U.S. LLC Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 3.250%), 7.58%, 8/20/31  252
500,000 Emg Utica Midstream Holdings LLC Term Loan
B 1L, (1 mo. Term Secured Overnight Financing
Rate + 4.000%), 4.00%, 10/24/29  502
597,000 Epic Y Grade Services LP Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
4.750%), 10.04%, 6/29/29  600

Payden Mutual Funds
Payden Strategic Income Fund
continued
Principal
or Shares Security Description
Value
(000)
545,875 Ineos U.S. Petrochem LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.250%), 8.66%, 4/02/29  $ 548
430,875 MIC Glen LLC Term Loan B1 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
7.93%, 7/21/28  435
644,417 Numericable U.S. LLC Term Loan B14-EXT 1L,
(3 mo. Term Secured Overnight Financing Rate
+ 4.500%), 9.80%, 8/15/28  546
346,507 Pegasus Bidco Bv Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.250%),
7.77%, 7/12/29  350
157,688 Standard Industries Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.250%), 6.05%, 9/22/28  158
547,250 Verde Purchaser LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
4.000%), 8.83%, 11/30/30  549
648,375 WaterBridge Midstream Operating LLC Term
Loan B 1L, (3 mo. Term Secured Overnight
Financing Rate + 4.750%), 9.08%, 6/27/29  650
Total Bank Loans (Cost - $4,911)
4,890
Corporate Bond (37%
)
Financial  (15%)
450,000 Ally Financial Inc. B, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868%), 4.70% (b)(f) 433
450,000 Ally Financial Inc. , (U.S. Secured Overnight
Financing Rate + 2.820%), 6.85%, 1/03/30 (b) 471
700,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 1.930%), 5.63%, 7/28/34 (b) 708
560,000 American Tower Corp. , 3.95%, 3/15/29  538
725,000 AmFam Holdings Inc. 144A, 2.81%, 3/11/31 (a) 579
350,000 Ares Capital Corp. , 5.95%, 7/15/29 (g) 355
400,000 Arthur J Gallagher & Co. , 5.15%, 2/15/35  390
500,000 Athene Holding Ltd. , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.607%), 6.63%, 10/15/54 (b) 499
425,000 Banco Bilbao Vizcaya Argentaria SA , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.700%), 6.14%, 9/14/28 (b) 435
350,000 Banco de Credito e Inversiones SA 144A, (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 4.944%), 8.75% (a)(b)(f) 368
400,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900%), 1.72%, 9/14/27 (b) 380
700,000 Bank of Nova Scotia , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.017%), 8.00%, 1/27/84 (b) 732
450,000 Barclays PLC , (U.S. Secured Overnight Financing
Rate + 2.210%), 5.83%, 5/09/27 (b) 455
300,000 BBVA Bancomer SA 144A, 5.25%, 9/10/29 (a) 296
325,000 Blackstone Private Credit Fund , 4.70%, 3/24/25  325
625,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  601
345,000 Blue Owl Capital Corp. , 3.75%, 7/22/25  343
250,000 BNP Paribas SA 144A, (U.S. Secured Overnight
Financing Rate + 2.074%), 2.22%, 6/09/26 (a)
(b) 248
400,000 Bread Financial Holdings Inc. 144A, 9.75%,
3/15/29 (a) 432
Principal
or Shares Security Description
Value
(000)
275,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 3.070%), 7.62%,
10/30/31 (b) $ 304
375,000 Charles Schwab Corp. G, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.971%), 5.38% (b)(f) 374
900,000 Corebridge Financial Inc. , 3.90%, 4/05/32  820
400,000 CubeSmart LP , 2.25%, 12/15/28  362
300,000 Danske Bank A/S 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.400%), 5.71%, 3/01/30 (a)(b) 306
600,000 Extra Space Storage LP , 5.90%, 1/15/31  621
400,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a) 400
550,000 GLP Capital LP/GLP Financing II Inc. , 4.00%,
1/15/31  507
700,000 goeasy Ltd. 144A, 9.25%, 12/01/28 (a) 748
500,000 goeasy Ltd. 144A, 6.88%, 5/15/30 (a) 508
500,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.210%), 5.05%,
7/23/30 (b) 499
600,000 Huntington Bancshares Inc. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 6.14%, 11/18/39 (b) 603
650,000 Intesa Sanpaolo SpA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.900%), 7.78%, 6/20/54 (a)(b) 711
430,000 Invitation Homes Operating Partnership LP ,
4.15%, 4/15/32  398
600,000 Jane Street Group/JSG Finance Inc. 144A,
6.13%, 11/01/32 (a) 597
500,000 M&T Bank Corp. , (U.S. Secured Overnight
Financing Rate + 0.930%), 4.83%, 1/16/29 (b) 498
750,000 Macquarie Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 3.05%, 3/03/36 (a)(b) 647
300,000 Main Street Capital Corp. , 6.95%, 3/01/29  312
500,000 Panther Escrow Issuer LLC 144A, 7.13%,
6/01/31 (a) 512
525,000 Phillips Edison Grocery Center Operating
Partnership I LP , 2.63%, 11/15/31  444
400,000 PRA Group Inc. 144A, 8.88%, 1/31/30 (a) 419
775,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 2.328%), 5.81%,
9/09/26 (b) 779
450,000 Santander Holdings USA Inc. , 3.24%, 10/05/26  438
800,000 Shriram Finance Ltd. 144A, 6.63%, 4/22/27 (a) 805
280,000 Synchrony Financial , 7.25%, 2/02/33  293
500,000 UBS Group AG 144A, (5-Year U.S. Dollar SOFR
ICE Swap Rate + 3.630%), 6.85% (a)(b)(f) 502
750,000 UBS Group AG 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.758%), 9.25% (a)(b)(f) 868
22,863
Industrial  (9%)
450,000 Advantage Sales & Marketing Inc. 144A, 6.50%,
11/15/28 (a)(g) 427
550,000 Alcoa Nederland Holding BV 144A, 7.13%,
3/15/31 (a) 571
300,000 Anglo American Capital PLC 144A, 5.50%,
5/02/33 (a) 298
450,000 Ashtead Capital Inc. 144A, 5.55%, 5/30/33 (a) 445
500,000 Blue Cross and Blue Shield of Minnesota 144A,
3.79%, 5/01/25 (a) 499

Principal
or Shares Security Description
Value
(000)
700,000 Boeing Co. , 6.53%, 5/01/34  $ 740
250,000 Braskem Netherlands Finance BV 144A, 8.00%,
10/15/34 (a) 241
192,000 Broadcom Inc. 144A, 3.14%, 11/15/35 (a) 156
350,000 CDW LLC/CDW Finance Corp. , 5.55%, 8/22/34  347
300,000 Cencosud SA 144A, 5.95%, 5/28/31 (a) 302
450,000 Centene Corp. , 4.25%, 12/15/27  436
825,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 4.40%,
12/01/61  553
250,000 Cia de Minas Buenaventura SAA 144A, 6.80%,
2/04/32 (a) 248
600,000 Cleveland-Cliffs Inc. 144A, 7.00%, 3/15/32 (a)
(g) 599
700,000 CVS Health Corp. , 5.63%, 2/21/53  629
250,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc. 144A, 6.75%,
1/15/30 (a) 236
550,000 Ford Motor Credit Co. LLC , 5.80%, 3/05/27  555
500,000 Foundry JV Holdco LLC 144A, 5.90%,
1/25/30 (a) 512
550,000 General Motors Co. , 5.60%, 10/15/32  551
725,000 Glencore Funding LLC 144A, 3.88%, 4/27/51 (a) 519
300,000 Graphic Packaging International LLC 144A,
1.51%, 4/15/26 (a) 287
260,000 HCA Inc. , 3.50%, 9/01/30 (g) 238
650,000 Hyundai Capital America 144A, 6.50%,
1/16/29 (a) 681
450,000 IHS Holding Ltd. 144A, 7.88%, 5/29/30 (a) 444
200,000 Land O' Lakes Inc. 144A, 7.00% (a)(f) 165
350,000 Limak Cimento Sanayi ve Ticaret AS 144A,
9.75%, 7/25/29 (a) 351
350,000 Micron Technology Inc. , 5.30%, 1/15/31  350
500,000 Northwell Healthcare Inc. , 4.26%, 11/01/47  403
300,000 OCP SA 144A, 7.50%, 5/02/54 (a) 304
300,000 Quikrete Holdings Inc. 144A, 6.75%,
3/01/33 (a) 301
400,000 Regal Rexnord Corp. , 6.40%, 4/15/33  414
750,000 Sable International Finance Ltd. 144A, 7.13%,
10/15/32 (a) 734
800,000 Stellantis Finance U.S. Inc. 144A, 1.71%,
1/29/27 (a) 750
250,000 Turkcell Iletisim Hizmetleri AS 144A, 7.45%,
1/24/30 (a) 253
525,000 Warnermedia Holdings Inc. , 5.14%, 3/15/52  392
14,931
Utility  (13%)
700,000 Abu Dhabi National Energy Co. PJSC 144A,
4.38%, 10/09/31 (a) 672
612,489 Acwa Power Management And Investments One
Ltd. 144A, 5.95%, 12/15/39 (a) 601
550,000 Algonquin Power & Utilities Corp. , 5.37%,
6/15/26  553
300,000 Azule Energy Finance PLC 144A, 8.13%,
1/23/30 (a) 304
350,000 BP Capital Markets PLC , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.153%), 6.45% (b)(f) 358
370,000 CNX Resources Corp. 144A, 7.25%, 3/01/32 (a) 378
500,000 Duke Energy Corp. , 5.80%, 6/15/54  485
975,000 Duquesne Light Holdings Inc. 144A, 2.78%,
1/07/32 (a) 817
400,000 Energy Transfer LP , 5.75%, 2/15/33  405
Principal
or Shares Security Description
Value
(000)
600,000 Energy Transfer LP , 6.55%, 12/01/33  $ 638
750,000 Expand Energy Corp. , 5.70%, 1/15/35  740
200,000 FIEMEX Energia-Banco Actinver SA Institucion
de Banca Multiple 144A, 7.25%, 1/31/41 (a) 195
400,000 Frontera Energy Corp. 144A, 7.88%, 6/21/28 (a) 326
350,000 Gran Tierra Energy Inc. 144A, 9.50%,
10/15/29 (a) 330
350,000 Kimmeridge Texas Gas LLC 144A, 8.50%,
2/15/30 (a) 352
450,000 Magnolia Oil & Gas Operating LLC/Magnolia
Oil & Gas Finance Corp. 144A, 6.88%,
12/01/32 (a) 452
450,000 Matador Resources Co. 144A, 6.25%, 4/15/33 (a) 445
680,000 Moss Creek Resources Holdings Inc. 144A,
8.25%, 9/01/31 (a) 678
330,000 National Fuel Gas Co. , 5.50%, 1/15/26  332
300,000 NewCo Holding USD 20 Sarl 144A, 9.38%,
11/07/29 (a) 306
800,000 NRG Energy Inc. 144A, 6.25%, 11/01/34 (a) 789
450,000 Occidental Petroleum Corp. , 5.55%,
10/01/34 (g) 438
350,000 OHI Group SA 144A, 13.00%, 7/22/29 (a) 361
300,000 ONEOK Inc. , 5.80%, 11/01/30  309
650,000 Palomino Funding Trust I 144A, 7.23%,
5/17/28 (a) 683
550,000 Patterson-UTI Energy Inc. , 7.15%, 10/01/33 (g) 576
415,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00%, 2/15/28  409
385,000 Petroleos Mexicanos , 6.49%, 1/23/27  373
400,000 Petroleos Mexicanos , 5.95%, 1/28/31  335
600,000 Saudi Arabian Oil Co. 144A, 5.88%, 7/17/64 (a) 559
450,000 Sorik Marapi Geothermal Power PT 144A,
7.75%, 8/05/31 (a) 444
550,000 South Bow USA Infrastructure Holdings LLC
144A, 5.58%, 10/01/34 (a) 535
350,000 Surge Energy Inc. 144A, 8.50%, 9/05/29
CAD (a)(c) 243
433,635 Tierra Mojada Luxembourg II Sarl 144A, 5.75%,
12/01/40 (a) 401
300,000 Transocean Inc. 144A, 8.25%, 5/15/29 (a) 301
260,000 Transocean Inc. 144A, 8.50%, 5/15/31 (a) 262
400,000 Var Energi ASA 144A, 8.00%, 11/15/32 (a) 448
350,000 Venture Global LNG Inc. 144A, 9.50%,
2/01/29 (a) 390
500,000 Venture Global LNG Inc. 144A, 7.00%,
1/15/30 (a) 511
425,000 W&T Offshore Inc. 144A, 10.75%, 2/01/29 (a) 425
650,000 Weatherford International Ltd. 144A, 8.63%,
4/30/30 (a) 675
100,000 Western Midstream Operating LP , 6.35%,
1/15/29  103
250,000 Western Midstream Operating LP , 6.15%,
4/01/33  255
400,000 Whistler Pipeline LLC 144A, 5.40%, 9/30/29 (a) 400
650,000 Williams Cos. Inc. , 5.80%, 11/15/54  634
20,226
Total Corporate Bond (Cost - $59,229)
58,020
Foreign Government (4%
)
200,000 Bermuda Government International Bond 144A,
3.38%, 8/20/50 (a) 133
550,000 Chile Government International Bond , 4.13%,
7/05/34 EUR (c) 586

Payden Mutual Funds
Payden Strategic Income Fund
continued
Principal
or Shares Security Description
Value
(000)
830,000 CPPIB Capital Inc. 144A, 1.95%, 9/30/29
CAD (a)(c) $ 546
350,000 Dominican Republic International Bond 144A,
6.60%, 6/01/36 (a) 349
590,000 Guatemala Government Bond , 4.50%,
5/03/26 (h) 581
350,000 Guatemala Government Bond 144A, 6.55%,
2/06/37 (a) 345
250,000 Mexico Government International Bond , 6.34%,
5/04/53  224
500,000 Municipal Finance Authority of British , 2.55%,
10/09/29 CAD (c) 337
400,000 Nigeria Government International Bond 144A,
6.13%, 9/28/28 (a) 369
240,000 Paraguay Government International Bond 144A,
4.70%, 3/27/27 (a) 238
450,000 Paraguay Government International Bond 144A,
5.85%, 8/21/33 (a) 447
700,000 Perusahaan Penerbit SBSN Indonesia III 144A,
5.20%, 7/02/34 (a) 695
300,000 Peruvian Government International Bond ,
5.38%, 2/08/35  291
250,000 Republic of South Africa Government
International Bond , 4.85%, 9/30/29  234
250,000 Republic of South Africa Government
International Bond , 5.88%, 6/22/30  242
550,000 Republic of South Africa Government
International Bond 144A, 7.10%, 11/19/36 (a) 538
575,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (a) 479
Total Foreign Government (Cost - $7,023)
6,634
Mortgage Backed (25%
)
700,000 AREIT Ltd. 2024-CRE9 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.686%),
5.99%, 5/17/41 (a)(b) 703
442,407 BRAVO Residential Funding Trust 2024-NQM7
144A, 5.55%, 10/27/64 (a) 442
625,000 BX Commercial Mortgage Trust 2021-VOLT
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.514%), 6.82%, 9/15/36 (a)(b) 621
263,021 BX Commercial Mortgage Trust 2021-SOAR
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.914%), 6.22%, 6/15/38 (a)(b) 263
777,608 BX Commercial Mortgage Trust 2024-XL4
144A, (1 mo. Term Secured Overnight Financing
Rate + 3.140%), 7.45%, 2/15/39 (a)(b) 782
678,479 BX Commercial Mortgage Trust 2024-XL5
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.690%), 7.00%, 3/15/41 (a)(b) 680
700,000 BX Trust 2024-BIO 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.642%), 5.95%,
2/15/41 (a)(b) 702
338,113 BX Trust 2024-CNYN 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.690%),
7.00%, 4/15/41 (a)(b) 340
700,000 COLT 2025-1 144A, 5.70%, 1/25/70 (a) 706
550,000 Connecticut Avenue Securities Trust 2024-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.950%), 6.30%,
3/25/44 (a)(b) 559
290,101 Cross Mortgage Trust 2024-H7 144A, 5.59%,
11/25/69 (a)(i) 290
Principal
or Shares Security Description
Value
(000)
249,010 Cross Mortgage Trust 2024-H8 144A, 5.55%,
12/25/69 (a)(i) $ 249
400,000 DC Commercial Mortgage Trust 2023-DC 144A,
6.31%, 9/12/40 (a) 412
493,978 Fannie Mae Connecticut Avenue Securities
2016-C02, (U.S. Secured Overnight Financing
Rate Index 30day Average + 12.364%), 16.72%,
9/25/28 (b) 546
766,767 Fannie Mae Connecticut Avenue Securities
2016-C03, (U.S. Secured Overnight Financing
Rate Index 30day Average + 11.864%), 16.22%,
10/25/28 (b) 858
492,198 Fannie Mae Connecticut Avenue Securities
2016-C04, (U.S. Secured Overnight Financing
Rate Index 30day Average + 10.364%), 14.72%,
1/25/29 (b) 549
1,063,694 FN CB3622 30YR , 4.00%, 5/01/52  975
1,293,273 FN CB4120 30YR , 4.00%, 7/01/52  1,186
1,068,609 FN CB4127 30YR , 4.50%, 7/01/52  1,008
897,957 FN CB4794 30YR , 4.50%, 10/01/52  846
742,981 FN CB7991 30YR , 5.50%, 2/01/54  735
637,092 FN CB8021 30YR , 6.50%, 2/01/54  659
1,790,199 FN MA4761 30YR , 5.00%, 9/01/52  1,735
1,399,460 FN MA4785 30YR , 5.00%, 10/01/52  1,356
1,124,973 FN MA4842 30YR , 5.50%, 12/01/52  1,116
964,389 FN MA4869 30YR , 5.50%, 1/01/53  955
198,952 FN MA4876 30YR , 6.00%, 12/01/52  202
1,566,628 FN MA5040 30YR , 6.00%, 6/01/53  1,579
1,016,670 FN MA5073 30YR , 6.00%, 7/01/53  1,026
716,747 FR RA7790 30YR , 5.00%, 8/01/52  695
552,275 FR RA7936 30YR , 5.00%, 9/01/52  535
848,402 FR RA8249 30YR , 5.50%, 11/01/52  843
1,263,090 FR RA8415 30YR , 5.50%, 1/01/53  1,254
527,976 FR SB8192 15YR , 5.00%, 10/01/37  528
848,297 FR SB8206 15YR , 5.00%, 1/01/38  848
260,895 FR SB8247 15YR , 5.00%, 8/01/38  261
753,791 FR SD2184 30YR , 6.00%, 1/01/53  764
728,902 FR SD8245 30YR , 4.50%, 9/01/52  688
491,202 Freddie Mac STACR Debt Notes 2015-HQA1,
(U.S. Secured Overnight Financing Rate Index
30day Average + 8.914%), 13.27%, 3/25/28 (b) 505
489,976 Freddie Mac STACR Debt Notes 2015-DNA3,
(U.S. Secured Overnight Financing Rate Index
30day Average + 9.464%), 13.82%, 4/25/28 (b) 515
329,694 Freddie Mac STACR Debt Notes 2015-HQA2,
(U.S. Secured Overnight Financing Rate Index
30day Average + 10.614%), 14.97%, 5/25/28 (b) 352
300,000 Freddie Mac STACR Trust 2019-FTR3 144A,
(U.S. Secured Overnight Financing Rate Index
30day Average + 4.914%), 9.48%, 9/25/47 (a)(b) 326
300,000 Freddie Mac STACR Trust 2019-FTR4 144A,
(U.S. Secured Overnight Financing Rate Index
30day Average + 5.114%), 9.47%, 11/25/47 (a)
(b) 326
186,553 Last Mile Logistics Pan Euro Finance DAC 1A
144A, (3 mo. EURIBOR + 1.900%), 4.91%,
8/17/33 EUR (a)(b)(c) 193
785,485 Last Mile Logistics Pan Euro Finance DAC 1X,
(3 mo. EURIBOR + 2.700%), 5.71%, 8/17/33
EUR (b)(c)(h) 808
26,754 Nationstar Mortgage Loan Trust 2013-A 144A,
3.75%, 12/25/52 (a)(i) 25
175,784 New Residential Mortgage Loan Trust 2017-4A
144A, 4.00%, 5/25/57 (a)(i) 167

Principal
or Shares Security Description
Value
(000)
750,000 NXPT Commercial Mortgage Trust 2024-STOR
144A, 4.31%, 11/05/41 (a)(i) $ 722
463,640 OBX Trust 2024-NQM13 144A, 5.12%,
6/25/64 (a) 460
458,847 OBX Trust 2024-NQM12 144A, 5.48%,
7/25/64 (a) 458
378,744 OBX Trust 2024-NQM14 144A, 4.94%,
9/25/64 (a) 375
338,074 OBX Trust 2024-NQM15 144A, 5.32%,
10/25/64 (a) 336
245,039 OBX Trust 2024-NQM18 144A, 5.41%,
10/25/64 (a)(i) 245
382,152 OBX Trust 2024-NQM16 144A, 5.53%,
10/25/64 (a) 382
246,979 OBX Trust 2024-NQM17 144A, 5.61%,
11/25/64 (a)(i) 247
493,362 OBX Trust 2025-NQM1 144A, 5.55%,
12/25/64 (a)(i) 494
300,000 STACR Trust 2018-HRP2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 10.614%), 14.97%, 2/25/47 (a)(b) 367
794,167 Taurus DAC 2021-UK1A 144A, (Sterling
Overnight Index Average + 2.600%), 7.33%,
5/17/31 GBP (a)(b)(c) 983
300,000 TRTX Issuer Ltd. 2021-FL4 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.514%),
6.82%, 3/15/38 (a)(b) 299
339,755 Verus Securitization Trust 2024-8 144A, 5.36%,
10/25/69 (a)(i) 339
347,147 Verus Securitization Trust 2024-9 144A, 5.44%,
11/25/69 (a)(i) 347
750,000 Verus Securitization Trust 2025-1 144A, 5.62%,
1/25/70 (a)(i) 751
Total Mortgage Backed (Cost - $38,565)
38,518
Municipal (2%
)
440,000 California Earthquake Authority A, 5.60%,
7/01/27  443
245,111 California Pollution Control Financing
Authority , AMT 144A, 7.50%, 12/01/39 (a)(j)(k) –
900,000 County of Alameda CA B, 3.95%, 8/01/33  847
250,000 District of Columbia Water & Sewer Authority
A, 4.81%, 10/01/14  214
505,000 Golden State Tobacco Securitization Corp. B,
2.75%, 6/01/34 (l) 426
300,000 Massachusetts Housing Finance Agency TX,
6.25%, 12/01/54  311
400,000 Pennsylvania Economic Development Financing
Authority B, 6.53%, 6/15/39  429
600,000 Regents of the University of California Medical
Center Pooled Revenue Q, 4.13%, 5/15/32  570
Total Municipal (Cost - $3,682)
3,240
U.S. Government Agency (1%
)
950,000 Tennessee Valley Authority, 5.25%, 9/15/39
(Cost - $1,034) 975
U.S. Treasury (9%
)
1,940,000 U.S. Treasury Bond , 2.00%, 8/15/51 (m)(n) 1,110
Principal
or Shares Security Description
Value
(000)
4,641,000 U.S. Treasury Inflation Indexed Notes , 2.13%,
4/15/29  $ 4,698
2,908,640 U.S. Treasury Inflation Indexed Notes , 1.38%,
7/15/33  2,763
490,000 U.S. Treasury Note , 3.50%, 1/31/28 (m)(n) 480
3,080,000 U.S. Treasury Note , 3.88%, 8/15/34  2,923
2,540,000 U.S. Treasury Note , 4.25%, 11/15/34  2,481
Total U.S. Treasury (Cost - $15,474)
14,455
Stocks (1%)
Preferred Stock (1%
)
40,000 Morgan Stanley,  6.50% (f)
(Cost - $1,000)
1,029
Total Stocks (Cost - $1,000) 1,029
Investment Company (4%
)
3,178,478 Payden Cash Reserves Money Market Fund* 3,178
101,806 Payden Emerging Market Corporate Bond Fund,
SI Class* 893
394,191 Payden Emerging Markets Local Bond Fund, SI
Class* 1,778
Total Investment Company (Cost - $5,926)
5,849
Total Investments (Cost - $160,235) (100%)
155,837
Other Assets, net of Liabilities (0%)
197
Net Assets (100%) $ 156,034
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2025.
(c) Principal in foreign currency.
(d) Yield to maturity at time of purchase.
(e) Floating rate security. The rate shown reflects the rate in effect at January 31,
2025. The stated maturity is subject to prepayments.
(f) Perpetual security with no stated maturity date.
(g) All or a portion of these securities are on loan. At January 31, 2025, the total market value of the Fund’s securities on loan is $1,523 and the total market value of the collateral held by the Fund is $1,596. Amounts in 000s.
(h) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(i) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(j) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(k) Non-income producing
(l) Payment of principal and/or interest is insured against default by a monoline insurer.
(m) All or a portion of the security is pledged to cover futures contract margin requirements.
(n) All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.

Payden Mutual Funds
Payden Strategic Income Fund
continued
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
USD 1,116
GBP  839 Barclays Bank PLC 03/19/2025 $ 76
USD 1,871
CAD  2,516 Citibank, N.A. 03/19/2025 136
USD 1,185
EUR  1,117 HSBC Bank USA, N.A. 02/21/2025 25
USD 5,625
EUR  5,028 State Street Bank & Trust Co. 03/19/2025 397
634
Liabilities:
USD 576 MXN  12,030 Wells Fargo & Co. 02/21/2025 (2)
Net Unrealized Appreciation (Depreciation)
$632
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. 10-Year Ultra Future 167 Mar-25 $ 18,600 $ (393) $ (393)
U.S. Treasury 2-Year Note Future 222 Mar-25 45,649 (40) (40)
a a
(433)
Short Contracts:
U.S. Treasury 10-Year Note Future 55 Mar-25 (5,986) 45 45
U.S. Treasury 5-Year Note Future 491 Mar-25 (52,238) 178 178
U.S. Ultra Bond Future 9 Mar-25 (1,066) 35 35
a a

Total Futures
$(175)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year SOFR Swap, Receive Variable 4.3800%
(SOFRRATE) Annually, Pay Fixed 2.7375% Annually 08/30/2034 $ 2,600 $304 $– $304
10-Year SOFR Swap, Receive Variable 4.3800%
(SOFRRATE) Annually, Pay Fixed 2.9360% Annually 06/28/2034 2,630 271 – 271
10-Year SOFR Swap, Receive Variable 4.3800%
(SOFRRATE) Annually, Pay Fixed 3.2815% Annually 02/27/2035 3,200 215 – 215
2-Year SOFR Swap, Receive Fixed 2.7400% Annually, Pay
Variable 4.3800% (SOFRRATE) Annually 08/30/2026 11,900 (353) – (353)
2-Year SOFR Swap, Receive Fixed 2.8300% Annually, Pay
Variable 4.3800% (SOFRRATE) Annually 06/29/2026 11,766 (360) – (360)
5-Year SOFR Swap, Receive Variable 4.3800% (SOFRRATE)
Annually, Pay Fixed 3.3330% Annually 02/27/2027 13,500 (188) – (188)
$(111) $– $(111)